Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income attributable to Uwharrie Capital Corp	$ 476	$ 404	$ 900
adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	(810)	(3,732)	(1,910)
Increase (decrease) in other liabilities	424	431	621
Net cash provided (used) by operating activities	9,207	(420)	10,273
Cash flows from investing activities
Net cash provided by investing activities	8,474	35,505	16,710
Cash flows from financing activities
Net proceeds from issuance of junior subordinated debentures			1,962
Repurchase of common stock	(169)	(304)
Repayment of series A preferred stock	(10,500)		(730)
Increase in unearned ESOP compensation	(208)	(190)	(161)
Net cash used by financing activities	(27,015)	17,956	(11,920)
Net decrease in cash and cash equivalents	(9,334)	53,041	15,063
Cash and cash equivalents, beginning of year	81,728	28,687	13,624
Cash and cash equivalents, end of year	72,394	81,728	28,687
Consolidated [Member]
Cash flows from operating activities
Net income attributable to Uwharrie Capital Corp	476	404	900
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,666)	(1,100)	(1,649)
(Increase) decrease in other assets	2,298	(734)	(203)
Increase (decrease) in other liabilities	(305)	(97)	131
Net cash provided (used) by operating activities	1,281	(1,527)	(821)
Cash flows from investing activities
Dividends received from subsidiaries	2,719
Net cash provided by investing activities	2,719
Cash flows from financing activities
Net increase (decrease) in master notes	(1,453)	(757)	(2,386)
Net proceeds from issuance of junior subordinated debentures			1,232
Repurchase of common stock	(169)
Preferred stock purchased from bank subsidiaries	7,800
Increase in unearned ESOP compensation	(114)	(103)	(161)
Dividends on preferred stock	(225)	(545)	(545)
Net cash used by financing activities	(4,661)	(1,405)	(1,860)
Net decrease in cash and cash equivalents	(661)	(2,932)	(2,681)
Cash and cash equivalents, beginning of year	6,517	9,449	12,130
Cash and cash equivalents, end of year	5,856	6,517	9,449
Consolidated [Member] | Preferred Stock Series A [Member]
Cash flows from financing activities
Repayment of series A preferred stock	$ (10,500)